Commitments and Contingent Liabilities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 133,000	$ 128,000	$ 153,000
Line of credit with other financial institution	53,000,000	53,000,000
Balance outstanding under line of credit	$ 0	$ 0